Description of the Plan (Details) - EBP 008	12 Months Ended
	Dec. 31, 2025 USD ($) loan	Dec. 31, 2024 USD ($)
EBP, Description of Plan [Line Items]
Automatic deferral rate	4.00%	4.00%
Maximum borrowing, to total account, percentage	50.00%
Maximum loan	$ 50,000
Minimum loan	$ 1,000
Basis spread on variable rate	1.00%
Final maturity maximum	5 years
Maximum outstanding loans | loan	2
Involuntary cash-out limit	$ 1,000
Forfeitures used to reduce the Employers’ contributions	157	$ 28,093
Forfeited participants’ accounts	10,249	41,268
Forfeitures remaining	53	9,234
Quarterly recordkeeping fee	$ 10.50	$ 10.75
50% match
EBP, Description of Plan [Line Items]
Matching percentage of eligible compensation	50.00%
Employers' matching contribution percent	3.00%
25% match
EBP, Description of Plan [Line Items]
Matching percentage of eligible compensation	25.00%
Employers' matching contribution percent	3.00%
100% match
EBP, Description of Plan [Line Items]
Matching percentage of eligible compensation	100.00%
Employers' matching contribution percent	6.00%
50% match
EBP, Description of Plan [Line Items]
Matching percentage of eligible compensation	50.00%
Employers' matching contribution percent	6.00%
Minimum
EBP, Description of Plan [Line Items]
Participant loan interest rate	4.25%
Pretax, maximum annual compensation to total compensation, percentage	1.00%
Maximum
EBP, Description of Plan [Line Items]
Investments in UGI Common Stock limit	25.00%
Participant loan interest rate	9.50%
Pretax, maximum annual compensation to total compensation, percentage	50.00%